UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006

Check here if Amendment [ X  ]; Amendment Number: 1
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management Inc.
Address: 320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, February 20, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: 245,848

Goldman Capital Management Inc.
Form 13F 12/06


                                                Value   Shares/ Sh/     Put/    Invstmt Other   Voting Authority--------------------
Name of Issuer              Title ofCUSIP       (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
                            Class

Abaxis Inc                  COM     002567105       8066  419000SH              Sole    N/A       419000
Advanced Photonix Inc-Cl A  COM     00754E107        281  122200SH              Sole    N/A       122200
American Medical Alert Corp COM     027904101       2769  413900SH              Sole    N/A       413900
American Safety Insurance HoCOM     G02995101      11557  623000SH              Sole    N/A       623000
American Telecom Services InCOM     03015P101        166   50000SH              Sole    N/A        50000
Ap Pharma Inc               COM     00202J104        847  618000SH              Sole    N/A       618000
Cadiz Inc New               COM     12753207        4085  178000SH              Sole    N/A       178000
Celadon Group Inc           COM     150838100       4012  239500SH              Sole    N/A       239500
Clean Diesel Technologies InCOM     18449C104        180  100000SH              Sole    N/A       100000
Columbia Laboratories Inc   COM     197779101      11413 2237815SH              Sole    N/A      2237815
Compton Petroleum Corp      COM     204940100        894   98000SH              Sole    N/A        98000
Digital Angel Corp          COM     253830103        786  308400SH              Sole    N/A       308400
Dot Hill Sys Corp           COM     25848T109       8188 2083500SH              Sole    N/A      2083500
Endocare Inc                COM     29264P104        496  280000SH              Sole    N/A       280000
Ep Medsystems Inc           COM     26881P103       1344 1003300SH              Sole    N/A      1003300
Familymeds Group Inc        COM     30706T100        273  100000SH              Sole    N/A       100000
Fuel-Tech Nv                COM     359523107       7441  302000SH              Sole    N/A       302000
Gametech International Inc  COM     36466D102       4194  349800SH              Sole    N/A       349800
Gp Strategies Corp          COM     36225V104       6250  753000SH              Sole    N/A       753000
Hypercom Corp               COM     44913M105       4146  652900SH              Sole    N/A       652900
Imergent Inc                COM     45247Q100      45689 1595300SH              Sole    N/A      1595300
Industrial Distribution GrouCOM     456061100       8941  903300SH              Sole    N/A       903300
Infocrossing Inc            COM     45664X109       7190  441123SH              Sole    N/A       441123
Infosearch Media Inc        COM     45677V108        462 2100000SH              Sole    N/A      2100000
Landec Corp                 COM     514766104       1291  120000SH              Sole    N/A       120000
Lifetime Brands Inc         COM     53222Q103       9055  551100SH              Sole    N/A       551100
Liquidmetal Technologies IncCOM     53634X100        230  151000SH              Sole    N/A       151000
Mdc Partners Inc New Cl A SuCOM     552697104      11643 1573400SH              Sole    N/A      1573400
Medical Nutrition USA Inc   COM     58461X107       2284  525000SH              Sole    N/A       525000
Memc Electronic Materials InCOM     552715104       2916   74500SH              Sole    N/A        74500
Mosys Inc                   COM     619718109      16097 1740188SH              Sole    N/A      1740188
Napco Security Systems Inc  COM     630402105       1083  184500SH              Sole    N/A       184500
National Patent Development COM     637132101       3848 1644500SH              Sole    N/A      1644500
Nestor Inc New              COM     641074505       1956 1340000SH              Sole    N/A      1340000
Oasys Mobile Inc            COM     67421G104        111  277500SH              Sole    N/A       277500
Penn Treaty American Corp NeCOM     707874400       8153 1060200SH              Sole    N/A      1060200
Photomedex Inc              COM     719358103       4805 4329600SH              Sole    N/A      4329600
Premd Inc                   COM     74047Y105        828  514500SH              Sole    N/A       514500
Progressive Gaming InternatiCOM     74332S102       1263  139298SH              Sole    N/A       139298
Pure Bioscience             COM     746218106         79   30000SH              Sole    N/A        30000
Rewards Network Inc         COM     761557107       1318  189700SH              Sole    N/A       189700
Scolr Pharma Inc            COM     78402X107       6646 1414000SH              Sole    N/A      1414000
Smart Online Inc            COM     83171V100        252  105000SH              Sole    N/A       105000
Source Interlink Companies ICOM     836151209       4925  603500SH              Sole    N/A       603500
Star Scientific Inc Com     COM     85517P101       2668  821000SH              Sole    N/A       821000
Thomas Group Inc            COM     884402108       4364  290151SH              Sole    N/A       290151
Trinity Biotech Plc New ADR COM     896438306       4833  564000SH              Sole    N/A       564000
Universal Electronics Inc   COM     913483103       8400  399625SH              Sole    N/A       399625
Web.Com Inc                 COM     94732Q100        461  110000SH              Sole    N/A       110000
World Fuel Services Corp    COM     981475106       6669  150000SH              Sole    N/A       150000







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